GOODWILL	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
NOTE 8:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2014 are as follows:

	Year ended December 31,
	2013	2014

Balance at the beginning of the year	$68,087	$72,438

Acquisition of KPI	-	613
Functional currency translation adjustments	4,351	(5,353)

Balance at the year end	$72,438	$67,698